Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002

Dear Shareholder:
The 12-month period ended October 31, 2002, was a difficult one for European equities, which struggled for the third consecutive year. The period began on a positive trend, with European markets recovering strongly from their lows following the September 11 terrorist attacks. Confidence in equities was improving as investors anticipated a recovery in corporate earnings. Fueling this sentiment were investment strategists, both in London and on Wall Street, who were quick to remind the public that most previous bear markets had not had more than two consecutive years of negative performance. However, as time passed it became increasingly clear that any immediate upturn was unlikely. Forecasts then indicated that improving corporate profits would be postponed until 2003. Rising unemployment and extremely low economic growth in Germany, the European Union's largest economy, helped turn investor sentiment markedly bearish, leading to a particularly poor third quarter. Growing mistrust of corporate governance and a high level of geopolitical uncertainty reinforced this negative investing climate.

Performance and Portfolio Strategy
For the 12-month period ended October 31, 2002, Morgan Stanley European Growth Fund's Class B shares produced a total return of -13.11 percent compared to -13.88 percent for the Morgan Stanley Capital International (MSCI) Europe Index and -14.85 percent for the MSCI World Index. For the same period, the Fund's Class A, C and D shares posted total returns of -12.41 percent, -12.98 percent and -12.20 percent, respectively. The performance of the portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would have been lower. The accompanying chart compares the Fund's performance to that of both the aforementioned MSCI indexes.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, strong stock selection in the consumer discretionary, information technology and energy sectors were the main driver of outperformance during the fiscal year. Italian and French holdings performed strongly helped by better than expected consumer confidence. Both countries are now lead by more conservative governments that have embarked on tax cutting programmes and are trying to increase labor markets flexibility. Another positive was the portfolio's underweighting in Germany. Stock selection was weaker in the industrials sector.

The sub-advisor continued to reduce the Fund's weighting in food and beverage stocks as the bear market progressed. The dramatic declines in many economically sensitive sectors such as telecommunications services, information technology and consumer discretionary issues gave rise to opportunities to add stocks in those areas at very attractive prices.

Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2002 CONTINUED

Looking Ahead
The sub-advisor believes that the European equity markets are likely to remain volatile as investors continue to examine the impact of corporate restructuring and weak demand on profitability. Despite the prevailing uncertainty, the sub-advisor believes there may be opportunities to purchase stocks that in its view have strong businesses and reasonable valuations. Further, the sub-advisor considers that the significant valuation discount at which European stocks currently trade versus their U.S. counterparts appears difficult to justify, given the current economic fundamentals and the healthier financial position of European consumers. As a long-term investor, the sub-advisor believes that the Fund's focus on selecting well-run, attractively valued companies that are growing sales and earnings faster than the overall market should continue to be a good strategy.

We appreciate your ongoing support of Morgan Stanley European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley European Growth Fund Inc.
FUND PERFORMANCE / / OCTOBER 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B
($ in Thousands)

                 FUND     MSCI WORLD INDEX(4)  MSCI EUROPE INDEX(5)
October 1992     $10,000              $10,000               $10,000
October 1993     $13,874              $12,701               $12,567
October 1994     $16,040              $13,672               $13,979
October 1995     $18,740              $14,969               $15,826
October 1996     $22,913              $17,409               $18,591
October 1997     $27,359              $20,329               $23,421
October 1998     $31,647              $23,430               $28,822
October 1999     $36,660              $29,267               $32,430
October 2000     $40,345              $29,587               $32,735
October 2001     $31,598              $22,038               $25,256
October 2002  $27,454(3)              $18,765               $21,752

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                   AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2002
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES **
   --------------------------------------------     ---------------------------------------------
   1 Year                     (12.41)%(1) (17.01)%(2) 1 Year                   (13.11)%(1) (17.43)%(2)
   5 Years                     0.84%(1)  (0.24)%(2) 5 Years                    0.07%(1)    (0.17)%(2)
   Since Inception (7/28/97)   0.62%(1)  (0.41)%(2) 10 Years                   10.63%(1)   10.63%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   1 Year                     (12.98)%(1) (13.84)%(2) 1 Year                     (12.20)%(1)
   5 Years                    0.08%(1)    0.08%(2)    5 Years                    1.29%(1)
   Since Inception (7/28/97)  (0.14)%(1)  (0.14)%(2)  Since Inception (7/28/97)  1.05%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, SWITZERLAND, IRELAND, PORTUGAL, AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Common Stocks (98.3%)
            Finland (5.6%)
            MULTI-LINE INSURANCE
   764,000  Sampo Oyj (A Shares)....................  $  5,208,689
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
 2,836,735  Nokia Oyj...............................    48,139,180
                                                      ------------
            Total Finland...........................    53,347,869
                                                      ------------
            France (12.7%)
            ADVERTISING/MARKETING SERVICES
   139,121  JC Decaux S.A.*.........................     1,493,613
                                                      ------------
            APPAREL/FOOTWEAR
   153,900  LVMH (Louis Vuitton Moet Hennessy)......     6,903,036
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    93,347  L'Oreal S.A.............................     6,945,988
                                                      ------------
            MAJOR BANKS
   193,640  BNP Paribas S.A.........................     7,714,089
                                                      ------------
            OIL REFINING/MARKETING
   257,308  Total Fina Elf S.A......................    35,415,732
                                                      ------------
            PHARMACEUTICALS: MAJOR
   692,811  Aventis S.A.............................    41,440,680
   166,480  Sanofi-Synthelabo S.A...................    10,172,199
                                                      ------------
                                                        51,612,879
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
 2,176,900  Alcatel S.A.............................    10,856,374
                                                      ------------
            Total France............................   120,941,711
                                                      ------------
            Germany (3.9%)
            MAJOR BANKS
   305,859  Deutsche Bank AG (Registered Shares)....    13,346,754
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   589,000  Deutsche Telekom AG (Registered
             Shares)................................     6,719,863
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MULTI-LINE INSURANCE
    99,548  Muenchener Rueckver AG (Registered
             Shares)................................  $ 12,712,764
                                                      ------------
            PHARMACEUTICALS: MAJOR
    91,510  Schering AG.............................     4,154,395
                                                      ------------
            Total Germany...........................    36,933,776
                                                      ------------
            Italy (5.1%)
            BROADCASTING
   927,100  Mediaset SpA............................     6,467,426
                                                      ------------
            CONSUMER SUNDRIES
   751,000  Luxottica Group SpA (ADR)...............    11,332,590
                                                      ------------
            INTEGRATED OIL
   841,915  ENI SpA.................................    11,679,710
                                                      ------------
            MAJOR BANKS
 2,572,590  Unicredito Italiano SpA.................     9,673,196
                                                      ------------
            MAJOR TELECOMMUNICATIONS
 1,135,880  Telecom Italia SpA......................     9,014,105
                                                      ------------
            Total Italy.............................    48,167,027
                                                      ------------
            Netherlands (12.1%)
            APPAREL/FOOTWEAR
   199,045  Gucci Group NV..........................    18,011,537
                                                      ------------
            BEVERAGES: ALCOHOLIC
   265,501  Heineken NV.............................    10,658,276
                                                      ------------
            FINANCIAL CONGLOMERATES
   821,100  ING Groep NV............................    13,722,761
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   903,593  Koninklijke (Royal) Philips Electronics
             NV.....................................    16,183,305
                                                      ------------
            INTEGRATED OIL
   870,580  Royal Dutch Petroleum Co................    37,627,652
                                                      ------------
            LIFE/HEALTH INSURANCE
   296,400  Aegon NV................................     4,015,110
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MAJOR TELECOMMUNICATIONS
 2,383,600  Koninklijke (Royal) KPN NV*.............  $ 15,094,862
                                                      ------------
            Total Netherlands.......................   115,313,503
                                                      ------------
            Portugal (0.7%)
            MAJOR TELECOMMUNICATIONS
 1,090,780  Portugal Telecom, S.A. (Registered
             Shares)................................     6,583,894
                                                      ------------
            Spain (4.6%)
            GAS DISTRIBUTORS
   384,800  Gas Natural SDG, S.A....................     6,453,875
                                                      ------------
            MAJOR TELECOMMUNICATIONS
 2,929,104  Telefonica S.A.*........................    27,766,178
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
 1,846,011  Amadeus Global Travel Distribution S.A.
             (A Shares).............................     9,096,607
                                                      ------------
            Total Spain.............................    43,316,660
                                                      ------------
            Sweden (1.4%)
            INDUSTRIAL MACHINERY
   750,359  Assa Abloy AB (Series B)................     7,411,863
                                                      ------------
            REGIONAL BANKS
 1,415,170  Nordea AB...............................     5,792,281
                                                      ------------
            Total Sweden............................    13,204,144
                                                      ------------
            Switzerland (14.5%)
            CHEMICALS: AGRICULTURAL
   190,060  Syngenta AG.............................    11,300,691
                                                      ------------
            ELECTRICAL PRODUCTS
    62,882  Kaba Holding AG - Reg B.................    10,214,335
                                                      ------------
            FINANCIAL CONGLOMERATES
   506,792  UBS AG (Registered Shares)*.............    24,130,502
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
   178,620  Nestle S.A. (Registered Shares).........    38,262,761
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            OTHER CONSUMER SPECIALTIES
   525,000  Compagnie Financiere Richemont AG
             (Series A).............................  $  9,060,914
                                                      ------------
            PERSONNEL SERVICES
   165,152  Adecco SA...............................     6,483,124
                                                      ------------
            PHARMACEUTICALS: MAJOR
   863,756  Novartis AG (Registered Shares).........    32,913,342
    73,615  Roche Holdings AG.......................     5,206,611
                                                      ------------
                                                        38,119,953
                                                      ------------
            Total Switzerland.......................   137,572,280
                                                      ------------
            United Kingdom (37.7%)
            ADVERTISING/MARKETING SERVICES
 1,782,410  WPP Group PLC...........................    12,085,406
                                                      ------------
            BEVERAGES: ALCOHOLIC
 2,286,434  Allied Domecq PLC.......................    13,661,128
   885,100  Diageo PLC..............................     9,974,493
                                                      ------------
                                                        23,635,621
                                                      ------------
            ELECTRONICS/APPLIANCE STORES
 2,412,300  HMV Group PLC*..........................     5,310,608
                                                      ------------
            FINANCIAL CONGLOMERATES
 2,199,700  HSBC Holdings PLC.......................    24,496,721
 3,093,561  Lloyds TSB Group PLC....................    26,612,513
                                                      ------------
                                                        51,109,234
                                                      ------------
            FOOD DISTRIBUTORS
 2,207,503  Compass Group PLC.......................     9,779,930
                                                      ------------
            FOOD: SPECIALTY/CANDY
 2,461,900  Cadbury Schweppes PLC...................    16,018,736
                                                      ------------
            INTEGRATED OIL
 2,601,178  BP PLC..................................    16,680,860
 2,049,800  Shell Transport & Trading Co. PLC.......    13,169,024
                                                      ------------
                                                        29,849,884
                                                      ------------
            INVESTMENT MANAGERS
 1,475,700  Amvescap PLC............................     9,140,244
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2002 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MAJOR BANKS
 3,311,861  Barclays PLC............................  $ 22,895,962
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
 9,004,035  Hays PLC................................    12,639,682
 3,586,006  Rentokil Initial PLC....................    12,157,230
                                                      ------------
                                                        24,796,912
                                                      ------------
            MULTI-LINE INSURANCE
 1,371,600  Aviva PLC...............................    10,512,066
                                                      ------------
            PHARMACEUTICALS: MAJOR
   468,920  AstraZeneca PLC.........................    17,492,491
 3,152,297  GlaxoSmithKline PLC.....................    60,152,194
                                                      ------------
                                                        77,644,685
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
 1,333,210  Reed Elsevier PLC.......................    11,771,370
                                                      ------------
            SEMICONDUCTORS
 1,800,400  ARM Holdings PLC*.......................     1,591,043
                                                      ------------
            TOBACCO
   424,600  British American Tobacco PLC............     4,343,324
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
29,419,079  Vodafone Group PLC......................    47,279,777
                                                      ------------
            Total United Kingdom....................   357,764,802
                                                      ------------
            Total Common Stocks
             (COST $961,615,434)....................   933,145,666
                                                      ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

------------------------------------------------------------------

            Short-Term Investment (1.7%)
            Repurchase Agreement
$   16,306  Joint repurchase agreement account 1.92%
            due 11/01/02 (dated 10/31/02; proceeds
            $16,306,870) (a)
            (COST $16,306,000)......................  $ 16,306,000
                                                      ------------

  Total Investments
   (COST $977,921,434) (B)................   100.0%  949,451,666
  Liabilities in Excess of Other Assets...    (0.0)     (632,579)
                                            ------  ------------
  Net Assets..............................   100.0% $948,819,087
                                            ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $82,788,965 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $111,258,732, RESULTING IN NET UNREALIZED DEPRECIATION OF $28,469,767.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT
OCTOBER 31, 2002:
      CONTRACT           IN EXCHANGE     DELIVERY        UNREALIZED
     TO DELIVER              FOR           DATE         DEPRECIATION
----------------------------------------------------------------------
      EUR 23,665           $23,251      11/01/2002         $(166)

CURRENCY ABBREVIATION:

EUR  Euro.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2002

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $ 13,579,019        1.4%
Apparel/Footwear........................    24,914,573        2.6
Beverages: Alcoholic....................    34,293,897        3.6
Broadcasting............................     6,467,426        0.7
Chemicals: Agricultural.................    11,300,691        1.2
Consumer Sundries.......................    11,332,590        1.2
Electrical Products.....................    10,214,335        1.1
Electronics/Appliance Stores............     5,310,608        0.6
Financial Conglomerates.................    88,962,497        9.4
Food Distributors.......................     9,779,930        1.0
Food: Major Diversified.................    38,262,761        4.0
Food: Specialty/Candy...................    16,018,736        1.7
Gas Distributors........................     6,453,875        0.7
Household/Personal Care.................     6,945,988        0.7
Industrial Conglomerates................    16,183,305        1.7
Industrial Machinery....................     7,411,863        0.8
Integrated Oil..........................    79,157,246        8.3
Investment Managers.....................     9,140,244        1.0
Life/Health Insurance...................     4,015,110        0.4
Major Banks.............................    53,630,001        5.6
Major Telecommunications................    65,178,902        6.9
Miscellaneous Commercial Services.......    33,893,519        3.5

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Multi-Line Insurance....................  $ 28,433,519        3.0%
Oil Refining/Marketing..................    35,415,732        3.7
Other Consumer Specialties..............     9,060,914        1.0
Personnel Services......................     6,483,124        0.7
Pharmaceuticals: Major..................   171,531,912       18.1
Publishing: Books/Magazines.............    11,771,370        1.2
Regional Banks..........................     5,792,281        0.6
Semiconductors..........................     1,591,043        0.2
Telecommunication Equipment.............    58,995,554        6.2
Tobacco.................................     4,343,324        0.5
Wireless Telecommunications.............    47,279,777        5.0
Repurchase Agreement....................    16,306,000        1.7
                                          ------------   --------
                                          $949,451,666      100.0%
                                          ============   ========

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $933,145,666       98.3%
Short-Term Investments..................    16,306,000        1.7
                                          ------------   --------
                                          $949,451,666      100.0%
                                          ============   ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
OCTOBER 31, 2002

Assets:
Investments in securities, at value (cost
 $977,921,434)....................................  $ 949,451,666
Receivable for:
  Foreign withholding taxes reclaimed.............      4,020,719
  Dividends.......................................      1,414,148
  Capital stock sold..............................        218,866
  Investments sold................................         73,995
Prepaid expenses and other assets.................         54,146
                                                    -------------
    Total Assets..................................    955,233,540
                                                    -------------
Liabilities:
Payable for:
  Capital stock redeemed..........................      4,647,472
  Distribution fee................................        739,712
  Investment management fee.......................        727,408
Accrued expenses and other payables...............        299,861
                                                    -------------
    Total Liabilities.............................      6,414,453
                                                    -------------
    Net Assets....................................  $ 948,819,087
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  1,278,225,499
Net unrealized depreciation.......................    (28,172,382)
Accumulated net investment loss...................        (57,494)
Accumulated net realized loss.....................   (301,176,536)
                                                    -------------
    Net Assets....................................  $ 948,819,087
                                                    =============
Class A Shares:
Net Assets........................................    $18,293,973
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      1,589,622
    Net Asset Value Per Share.....................  $       11.51
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       12.15
                                                    =============
Class B Shares:
Net Assets........................................   $869,927,933
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     78,234,473
    Net Asset Value Per Share.....................  $       11.12
                                                    =============
Class C Shares:
Net Assets........................................    $20,880,928
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      1,880,049
    Net Asset Value Per Share.....................  $       11.11
                                                    =============
Class D Shares:
Net Assets........................................    $39,716,253
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      3,357,734
    Net Asset Value Per Share.....................  $       11.83
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED OCTOBER 31, 2002

Net Investment Loss:
Income
Dividends (net of $3,082,034 foreign withholding
 tax).............................................  $ 22,011,755
Interest..........................................       319,153
                                                    ------------
    Total Income..................................    22,330,908
                                                    ------------
Expenses
Distribution fee (Class A shares).................        51,250
Distribution fee (Class B shares).................    11,517,555
Distribution fee (Class C shares).................       244,346
Investment management fee.........................    11,477,952
Transfer agent fees and expenses..................     2,088,332
Custodian fees....................................       489,475
Shareholder reports and notices...................       157,490
Registration fees.................................        76,389
Professional fees.................................        63,432
Directors' fees and expenses......................        18,983
Other.............................................        29,996
                                                    ------------
    Total Expenses................................    26,215,200
                                                    ------------
    Net Investment Loss...........................    (3,884,292)
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................  (104,335,487)
  Foreign exchange transactions...................      (969,398)
                                                    ------------
      Net Realized Loss...........................  (105,304,885)
                                                    ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................   (37,118,678)
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............     1,485,776
                                                    ------------
    Net Depreciation..............................   (35,632,902)
                                                    ------------
    Net Loss......................................  (140,937,787)
                                                    ------------
Net Decrease......................................  $(144,822,079)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          OCTOBER 31, 2002  OCTOBER 31, 2001
                                          ----------------  ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................   $   (3,884,292)   $   (6,848,563)
Net realized loss.......................     (105,304,885)     (177,240,412)
Net change in unrealized depreciation...      (35,632,902)     (270,776,355)
                                           --------------    --------------

    Net Decrease........................     (144,822,079)     (454,865,330)
                                           --------------    --------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................         (384,980)        --
  Class B shares........................       (8,390,397)        --
  Class C shares........................         (190,827)        --
  Class D shares........................         (949,255)        --

Net realized gain
  Class A shares........................        --               (6,784,306)
  Class B shares........................        --             (347,478,282)
  Class C shares........................        --               (7,708,235)
  Class D shares........................        --               (8,999,474)
                                           --------------    --------------

    Total Dividends and Distributions...       (9,915,459)     (370,970,297)
                                           --------------    --------------

Net decrease from capital stock
 transactions...........................     (333,059,661)      (97,296,882)
                                           --------------    --------------

    Net Decrease........................     (487,797,199)     (923,132,509)

Net Assets:
Beginning of period.....................    1,436,616,286     2,359,748,795
                                           --------------    --------------

End of Period (Including an accumulated
 net investment loss of $57,494 and
 undistributed investment income of
 $10,683,936, respectively).............   $  948,819,087    $1,436,616,286
                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002

1. Organization and Accounting Policies
Morgan Stanley European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

which is accrued daily and paid monthly at the following annual rates:
(i) Class A -- up to 0.25% of the average daily net assets of Class A;
(ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,055,245 at October 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.93%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $11,524, $1,261,852 and $3,985, respectively and received $51,840 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $629,159,304 and $957,397,621, respectively.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At October 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $18,000.

At October 31, 2002, Morgan Stanley Fund of Funds - International Portfolio, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, owned 2,810,086 Class D shares of capital stock.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $7,025. At October 31, 2002, the Fund had an accrued pension liability of $57,660 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2002, the Fund had a net capital loss carryover of approximately $264,830,000 of which $162,064,000 will be available through October 31, 2009 and $102,766,000 will be available through October 31, 2010 to offset future capital gains to the extent provided by regulations.

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,027,719, accumulated net realized loss was credited $969,398 and accumulated net investment loss was credited $3,058,321.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2002 CONTINUED

At October 31, 2002, investments in securities of issuers in the United Kingdom represented 37.7% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At October 31, 2002, the Fund's cash balance consisted principally of interest deposits with J.P. Morgan Chase, the Fund's custodian.

7. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                     OCTOBER 31, 2002            OCTOBER 31, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    9,833,843  $ 121,583,658   17,434,858  $ 278,234,867
Reinvestment of dividends and
 distributions................       25,008        345,855      393,338      6,521,546
Redeemed......................   (9,961,813)  (125,116,664) (18,764,281)  (301,342,374)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......     (102,962)    (3,187,151)    (936,085)   (16,585,961)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    7,792,547     98,323,416   23,789,805    363,107,508
Reinvestment of dividends and
 distributions................      568,379      7,650,380   20,045,229    322,728,193
Redeemed......................  (33,838,980)  (426,664,386) (52,117,824)  (783,807,562)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (25,478,054)  (320,690,590)  (8,282,790)   (97,971,861)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    2,512,493     31,290,984    5,045,580     78,484,007
Reinvestment of dividends and
 distributions................       13,268        178,189      466,978      7,504,340
Redeemed......................   (2,907,554)   (36,516,640)  (5,634,712)   (87,038,117)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (381,793)    (5,047,467)    (122,154)    (1,049,770)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    4,390,707     52,522,878    2,296,310     37,538,968
Reinvestment of dividends and
 distributions................        7,170        101,747       58,900      1,002,477
Redeemed......................   (4,647,865)   (56,759,078)  (1,368,454)   (20,230,735)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................     (249,988)    (4,134,453)     986,756     18,310,710
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (26,212,797) $(333,059,661)  (8,354,273) $ (97,296,882)
                                ===========  =============  ===========  =============

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                            FOR THE YEAR ENDED OCTOBER 31
                           ---------------------------------------------------------------
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $13.35       $20.17       $20.70       $19.45       $18.46
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.06         0.07         0.05         0.10         0.08
  Net realized and
   unrealized gain
   (loss)................      (1.67)       (3.71)        2.34         3.03         2.70
                              ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...      (1.61)       (3.64)        2.39         3.13         2.78
                              ------       ------       ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................      (0.23)       -            -            -            (0.22)
  Net realized gain......      -            (3.18)       (2.92)       (1.88)       (1.57)
                              ------       ------       ------       ------       ------
Total dividends and
 distributions...........      (0.23)       (3.18)       (2.92)       (1.88)       (1.79)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $11.51       $13.35       $20.17       $20.70       $19.45
                              ======       ======       ======       ======       ======

Total Return+............     (12.41)%     (21.07)%      10.92%       16.75%       16.50%

Ratios to Average Net
 Assets(1):
Expenses.................       1.38 %       1.27 %       1.29%        1.36%        1.44%
Net investment income....       0.41 %       0.43 %       0.23%        0.44%        0.40%
Supplemental Data:
Net assets, end of
 period, in thousands....    $18,294      $22,604      $53,012      $26,600      $14,133
Portfolio turnover
 rate....................         51 %         86 %         71%          56%          50%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                 FOR THE YEAR ENDED OCTOBER 31
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.88        $19.70         $20.41         $19.34         $18.43
                               ------        ------         ------         ------         ------
Income (loss) from for
 investment operations:
  Net investment
   loss++................       (0.05)        (0.06)         (0.11)         (0.07)         (0.05)
  Net realized and
   unrealized gain
   (loss)................       (1.62)        (3.58)          2.32           3.02           2.69
                               ------        ------         ------         ------         ------
Total income (loss) from
 investment operations...       (1.67)        (3.64)          2.21           2.95           2.64
                               ------        ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.09)        -              -              -              (0.16)
  Net realized gain......      -              (3.18)         (2.92)         (1.88)         (1.57)
                               ------        ------         ------         ------         ------
Total dividends and
 distributions...........       (0.09)        (3.18)         (2.92)         (1.88)         (1.73)
                               ------        ------         ------         ------         ------

Net asset value, end of
 period..................      $11.12        $12.88         $19.70         $20.41         $19.34
                               ======        ======         ======         ======         ======

Total Return+............      (13.11)%      (21.68)%        10.05 %        15.84 %        15.67 %

Ratios to Average Net
 Assets(1):
Expenses.................        2.15 %        2.10 %         2.05 %         2.13 %         2.10 %
Net investment loss......       (0.36)%       (0.40)%        (0.53)%        (0.33)%        (0.26)%
Supplemental Data:
Net assets, end of
 period, in millions.....        $870        $1,335         $2,206         $2,090         $2,059
Portfolio turnover
 rate....................          51 %          86 %           71 %           56 %           50 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED OCTOBER 31
                           ----------------------------------------------------------------
                              2002          2001         2000         1999         1998
                           -----------  ------------  -----------  -----------  -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $12.85       $19.67        $20.38       $19.31       $18.43
                              ------       ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   loss++................      (0.04)       (0.06)        (0.11)       (0.05)       (0.08)
  Net realized and
   unrealized gain
   (loss)................      (1.61)       (3.58)         2.32         3.00         2.71
                              ------       ------        ------       ------       ------
Total income (loss) from
 investment operations...      (1.65)       (3.64)         2.21         2.95         2.63
                              ------       ------        ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................      (0.09)       -             -            -            (0.18)
  Net realized gain......      -            (3.18)        (2.92)       (1.88)       (1.57)
                              ------       ------        ------       ------       ------
Total dividends and
 distributions...........      (0.09)       (3.18)        (2.92)       (1.88)       (1.75)
                              ------       ------        ------       ------       ------

Net asset value, end of
 period..................     $11.11       $12.85        $19.67       $20.38       $19.31
                              ======       ======        ======       ======       ======

Total Return+............     (12.98)%     (21.76)%       10.11 %      15.87 %      15.57 %

Ratios to Average Net
 Assets(1):
Expenses.................       2.08 %       2.10 %        2.05 %       2.13 %       2.19 %
Net investment loss......      (0.29)%      (0.40)%       (0.53)%      (0.33)%      (0.35)%
Supplemental Data:
Net assets, end of
 period, in thousands....    $20,881      $29,075       $46,886      $31,211      $22,159
Portfolio turnover
 rate....................         51 %         86 %          71 %         56 %         50 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                            FOR THE YEAR ENDED OCTOBER 31
                           ----------------------------------------------------------------
                              2002          2001         2000         1999         1998
                           -----------  ------------  -----------  -----------  -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $13.73       $20.61        $21.05      $19.72       $18.47
                              ------       ------        ------      ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.09         0.10          0.12        0.13         0.16
  Net realized and
   unrealized gain
   (loss)................      (1.72)       (3.80)         2.36        3.08         2.89
                              ------       ------        ------      ------       ------
Total income (loss) from
 investment operations...      (1.63)       (3.70)         2.48        3.21         3.05
                              ------       ------        ------      ------       ------

Less dividends and
 distributions from:
  Net investment
   income................      (0.27)       -             -           -            (0.23)
  Net realized gain......      -            (3.18)        (2.92)      (1.88)       (1.57)
                              ------       ------        ------      ------       ------
Total dividends and
 distributions...........      (0.27)       (3.18)        (2.92)      (1.88)       (1.80)
                              ------       ------        ------      ------       ------

Net asset value, end of
 period..................     $11.83       $13.73        $20.61      $21.05       $19.72
                              ======       ======        ======      ======       ======

Total Return+............     (12.20)%     (20.95)%       11.19%      16.93%       18.12%

Ratios to Average Net
 Assets(1):
Expenses.................       1.15 %       1.10 %        1.05%       1.13%        1.19%
Net investment income....       0.64 %       0.60 %        0.47%       0.67%        0.65%
Supplemental Data:
Net assets, end of
 period, in thousands....    $39,716      $49,539       $54,016      $5,657       $2,575
Portfolio turnover
 rate....................         51 %         86 %          71%         56%          50%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley European Growth Fund Inc.

We have audited the accompanying statement of assets and liabilities of Morgan Stanley European Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley European Growth Fund Inc. as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 10, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       For the fiscal year ended October 31, 2002, the Fund has elected pursuant to section 853 of the Internal Revenue Code to pass through foreign taxes of $0.04 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.08 per share with respect to this election.

Morgan Stanley European Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION

Independent Directors:

                                                                                                             NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                          IN FUND
                           POSITION(S)     OFFICE AND                                                         COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
  INDEPENDENT DIRECTOR     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY DIRECTOR**
-------------------------  -----------   ---------------  -------------------------------------------  ---------------------
Michael Bozic (61)         Director      Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Directors                                     Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Director      Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Director      Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Directors                                     Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
  INDEPENDENT DIRECTOR     OTHER DIRECTORSHIPS HELD BY DIRECTOR
-------------------------  ------------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Directors
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial loan
201 S. Main Street         corporation), United Space Alliance
Salt Lake City, UT         (joint venture between Lockheed
                           Martin and the Boeing Company) and
                           Nuskin Asia Pacific (multilevel
                           marketing); member of the board of
                           various civic and charitable
                           organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Directors      director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley European Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

                                                                                                            NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                          IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
  INDEPENDENT DIRECTOR     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY DIRECTOR**
-------------------------  -----------   --------------  -------------------------------------------  ---------------------
Dr. Manuel H. Johnson      Director      Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Director      Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
  INDEPENDENT DIRECTOR     OTHER DIRECTORSHIPS HELD BY DIRECTOR
-------------------------  ------------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley European Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Interested Directors:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED DIRECTOR          REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Since July 1991  Chairman and Director or Trustee of the
(69)                        Director                               Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Director              Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Director              Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                 NUMBER OF
                                PORTFOLIOS
                                  IN FUND
                                  COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED DIRECTOR         BY DIRECTOR**      OTHER DIRECTORSHIPS HELD BY DIRECTOR
-------------------------  ---------------------  ------------------------------------
Charles A. Fiumefreddo                  129       None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129       None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129       Director of American Airlines, Inc.
1585 Broadway                                     and its parent company, AMR
New York, NY                                      Corporation.

----------------------------

   * EACH DIRECTOR SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley European Growth Fund Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President and Chief Executive
                                     Officer (since September 2002) of the
                                     Morgan Stanley Funds and TCW/DW Term
                                     Trusts; Trustee of various Van Kampen
                                     investment companies (since December 1999);
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two,                           Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

37908RPT-9180K02-AP-11/02

[MORGAN STANLEY LOGO]

[GRAPHIC]

Morgan Stanley
European Growth Fund

ANNUAL REPORT
OCTOBER 31, 2002